Earnings (loss) per share	12 Months Ended
Dec. 31, 2022
Earnings (loss) per share
Earnings (loss) per share

34 Earnings (loss) per share

Basic earnings (loss) per ordinary share are calculated by dividing net profit (loss) for the period attributable to Eni’s shareholders by the weighted average number of ordinary shares issued and outstanding during the period, excluding treasury shares.

Diluted earnings (loss) per share are calculated by dividing the net profit (loss) of the period attributable to Eni’s shareholders by the weighted average number of shares fully-diluted, excluding treasury shares, and including the number of potential shares to be issued.

As of December 31, 2022, the shares that could be potentially issued related the estimation of new shares that will vest in connection with the 2020-2022 long-term monetary incentive plans.

In determining basic and diluted earnings (loss) per share, the net profit (loss) for the period attributable to Eni is adjusted to take into account the remuneration of perpetual subordinated bonds, net of tax effect, calculated by using the amortized cost method.

Reconciliation of the weighted average number of shares used for the calculation for both basic and diluted earnings (loss) per share was as follows:

		2022	2021	2020
Weighted average number of shares used for basic earnings (loss) per share		3,483,633,816	3,565,973,883	3,572,549,651
Potential shares to be issued for ILT incentive plan		6,319,989	7,598,593
Weighted average number of shares used for diluted earnings (loss) per share		3,489,953,805	3,573,572,476	3,572,549,651
Eni’s profit (loss)	(€ million)	13,887	5,821	(8,635)
Remunaration of subordinated perpetual bonds net of tax effect	(€ million)	(109)	(95)
Eni’s profit (loss) for basic and diluted earnings (loss) per share	(€ million)	13,778	5,726	(8,635)
Basic earnings (loss) per share	(€ per share)	3.96	1.61	(2.42)
Diluted earnings (loss) per share	(€ per share)	3.95	1.60	(2.42)